Credit risk management - Credit quality of gross credit risk exposures (Details) - Credit risk - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Credit risk management
Total on and off balance sheet gross credit quality exposure	$ 1,172,004	$ 1,137,152
Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	904,080	877,963
Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	236,440	232,820
Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	31,484	26,369
Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	547,074	523,952
Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	451,216	435,544
Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	75,991	72,443
Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	19,867	15,965
Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	12,379	13,897
Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	4,891	5,060
Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	6,740	7,959
Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	748	878
Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	218,234	206,004
Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	96,603	87,984
Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	113,641	110,788
Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	7,990	7,232
Debt Securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	74,890	76,081
Debt Securities | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	73,963	75,230
Debt Securities | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	51	77
Debt Securities | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	876	774
Debt securities measured at amortised cost
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,438	1,187
Debt securities measured at amortised cost | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	511	336
Debt securities measured at amortised cost | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	51	77
Debt securities measured at amortised cost | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	876	774
Assets held for sale
Credit risk management
Total on and off balance sheet gross credit quality exposure		20
Assets held for sale | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure		20
All other financial assets
Credit risk management
Total on and off balance sheet gross credit quality exposure	113,276	117,099
All other financial assets | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	112,482	116,466
All other financial assets | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	597	596
All other financial assets | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	197	37
Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	206,151	200,099
Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	164,925	157,659
Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	39,420	40,957
Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,806	1,483
Performing - Stage 1
Credit risk management
Total on and off balance sheet gross credit quality exposure	970,971	991,646
Performing - Stage 1 | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	834,694	823,135
Performing - Stage 1 | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	133,710	166,142
Performing - Stage 1 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	2,567	2,369
Performing - Stage 1 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	451,283	432,532
Performing - Stage 1 | Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	408,900	393,754
Performing - Stage 1 | Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	40,365	36,862
Performing - Stage 1 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	2,018	1,916
Performing - Stage 1 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	10,667	12,096
Performing - Stage 1 | Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	4,807	4,961
Performing - Stage 1 | Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	5,701	6,903
Performing - Stage 1 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	159	232
Performing - Stage 1 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	143,811	170,134
Performing - Stage 1 | Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	82,382	82,280
Performing - Stage 1 | Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	61,333	87,770
Performing - Stage 1 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	96	84
Performing - Stage 1 | Debt Securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	73,963	75,230
Performing - Stage 1 | Debt Securities | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	73,963	75,230
Performing - Stage 1 | Assets held for sale
Credit risk management
Total on and off balance sheet gross credit quality exposure		20
Performing - Stage 1 | Assets held for sale | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure		20
Performing - Stage 1 | All other financial assets
Credit risk management
Total on and off balance sheet gross credit quality exposure	113,276	117,099
Performing - Stage 1 | All other financial assets | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	112,482	116,466
Performing - Stage 1 | All other financial assets | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	597	596
Performing - Stage 1 | All other financial assets | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	197	37
Performing - Stage 1 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	177,971	184,535
Performing - Stage 1 | Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	152,160	150,424
Performing - Stage 1 | Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	25,714	34,011
Performing - Stage 1 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	97	100
Performing - Stage 2
Credit risk management
Total on and off balance sheet gross credit quality exposure	192,324	137,913
Performing - Stage 2 | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	69,386	54,828
Performing - Stage 2 | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	102,730	66,678
Performing - Stage 2 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	20,208	16,407
Performing - Stage 2 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	90,554	87,504
Performing - Stage 2 | Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	42,316	41,790
Performing - Stage 2 | Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	35,626	35,581
Performing - Stage 2 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	12,612	10,133
Performing - Stage 2 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,520	1,588
Performing - Stage 2 | Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	84	99
Performing - Stage 2 | Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,039	1,056
Performing - Stage 2 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	397	433
Performing - Stage 2 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	71,509	32,753
Performing - Stage 2 | Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	14,221	5,704
Performing - Stage 2 | Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	52,308	23,018
Performing - Stage 2 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	4,980	4,031
Performing - Stage 2 | Debt Securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	927	851
Performing - Stage 2 | Debt Securities | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	51	77
Performing - Stage 2 | Debt Securities | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	876	774
Performing - Stage 2 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	27,814	15,217
Performing - Stage 2 | Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	12,765	7,235
Performing - Stage 2 | Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	13,706	6,946
Performing - Stage 2 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,343	1,036
Non-performing - Stage 3
Credit risk management
Total on and off balance sheet gross credit quality exposure	8,709	7,593
Non-performing - Stage 3 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	8,709	7,593
Non-performing - Stage 3 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	5,237	3,916
Non-performing - Stage 3 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	5,237	3,916
Non-performing - Stage 3 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	192	213
Non-performing - Stage 3 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	192	213
Non-performing - Stage 3 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	2,914	3,117
Non-performing - Stage 3 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	2,914	3,117
Non-performing - Stage 3 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	366	347
Non-performing - Stage 3 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	366	347
Parent Entity
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,085,534	1,060,058
Parent Entity | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	857,223	835,358
Parent Entity | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	201,410	201,678
Parent Entity | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	26,901	23,022
Parent Entity | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	485,780	467,675
Parent Entity | Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	402,756	389,473
Parent Entity | Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	64,738	63,424
Parent Entity | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	18,286	14,778
Parent Entity | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	11,293	12,825
Parent Entity | Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	4,393	4,583
Parent Entity | Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	6,304	7,532
Parent Entity | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	596	710
Parent Entity | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	184,761	174,913
Parent Entity | Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	83,680	75,312
Parent Entity | Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	94,683	93,451
Parent Entity | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	6,398	6,150
Parent Entity | Debt Securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	67,308	70,021
Parent Entity | Debt Securities | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	67,257	69,944
Parent Entity | Debt Securities | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	51	77
Parent Entity | Debt securities measured at amortised cost
Credit risk management
Total on and off balance sheet gross credit quality exposure	51	79
Parent Entity | Debt securities measured at amortised cost | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	0	2
Parent Entity | Debt securities measured at amortised cost | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	51	77
Parent Entity | All other financial assets
Credit risk management
Total on and off balance sheet gross credit quality exposure	155,579	157,992
Parent Entity | All other financial assets | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	155,014	157,534
Parent Entity | All other financial assets | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	515	427
Parent Entity | All other financial assets | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	50	31
Parent Entity | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	180,813	176,632
Parent Entity | Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	144,123	138,512
Parent Entity | Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	35,119	36,767
Parent Entity | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,571	1,353
Parent Entity | Performing - Stage 1
Credit risk management
Total on and off balance sheet gross credit quality exposure	912,362	928,225
Parent Entity | Performing - Stage 1 | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	796,831	782,955
Parent Entity | Performing - Stage 1 | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	113,472	143,267
Parent Entity | Performing - Stage 1 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	2,059	2,003
Parent Entity | Performing - Stage 1 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	404,281	381,637
Parent Entity | Performing - Stage 1 | Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	366,904	349,025
Parent Entity | Performing - Stage 1 | Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	35,631	30,966
Parent Entity | Performing - Stage 1 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,746	1,646
Parent Entity | Performing - Stage 1 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	9,845	11,266
Parent Entity | Performing - Stage 1 | Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	4,338	4,506
Parent Entity | Performing - Stage 1 | Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	5,390	6,582
Parent Entity | Performing - Stage 1 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	117	178
Parent Entity | Performing - Stage 1 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	119,320	144,436
Parent Entity | Performing - Stage 1 | Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	70,393	70,028
Parent Entity | Performing - Stage 1 | Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	48,859	74,339
Parent Entity | Performing - Stage 1 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	68	69
Parent Entity | Performing - Stage 1 | Debt Securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	67,257	69,944
Parent Entity | Performing - Stage 1 | Debt Securities | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	67,257	69,944
Parent Entity | Performing - Stage 1 | All other financial assets
Credit risk management
Total on and off balance sheet gross credit quality exposure	155,579	157,992
Parent Entity | Performing - Stage 1 | All other financial assets | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	155,014	157,534
Parent Entity | Performing - Stage 1 | All other financial assets | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	515	427
Parent Entity | Performing - Stage 1 | All other financial assets | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	50	31
Parent Entity | Performing - Stage 1 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	156,080	162,950
Parent Entity | Performing - Stage 1 | Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	132,925	131,918
Parent Entity | Performing - Stage 1 | Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	23,077	30,953
Parent Entity | Performing - Stage 1 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	78	79
Parent Entity | Performing - Stage 2
Credit risk management
Total on and off balance sheet gross credit quality exposure	165,314	124,880
Parent Entity | Performing - Stage 2 | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	60,392	52,403
Parent Entity | Performing - Stage 2 | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	87,938	58,411
Parent Entity | Performing - Stage 2 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	16,984	14,066
Parent Entity | Performing - Stage 2 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	76,745	82,451
Parent Entity | Performing - Stage 2 | Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	35,852	40,448
Parent Entity | Performing - Stage 2 | Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	29,107	32,458
Parent Entity | Performing - Stage 2 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	11,786	9,545
Parent Entity | Performing - Stage 2 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,268	1,361
Parent Entity | Performing - Stage 2 | Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	55	77
Parent Entity | Performing - Stage 2 | Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	914	950
Parent Entity | Performing - Stage 2 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	299	334
Parent Entity | Performing - Stage 2 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	62,860	27,638
Parent Entity | Performing - Stage 2 | Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	13,287	5,284
Parent Entity | Performing - Stage 2 | Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	45,824	19,112
Parent Entity | Performing - Stage 2 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	3,749	3,242
Parent Entity | Performing - Stage 2 | Debt Securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	51	77
Parent Entity | Performing - Stage 2 | Debt Securities | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	51	77
Parent Entity | Performing - Stage 2 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	24,390	13,353
Parent Entity | Performing - Stage 2 | Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	11,198	6,594
Parent Entity | Performing - Stage 2 | Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	12,042	5,814
Parent Entity | Performing - Stage 2 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,150	945
Parent Entity | Non-performing - Stage 3
Credit risk management
Total on and off balance sheet gross credit quality exposure	7,858	6,953
Parent Entity | Non-performing - Stage 3 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	7,858	6,953
Parent Entity | Non-performing - Stage 3 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	4,754	3,587
Parent Entity | Non-performing - Stage 3 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	4,754	3,587
Parent Entity | Non-performing - Stage 3 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	180	198
Parent Entity | Non-performing - Stage 3 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	180	198
Parent Entity | Non-performing - Stage 3 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	2,581	2,839
Parent Entity | Non-performing - Stage 3 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	2,581	2,839
Parent Entity | Non-performing - Stage 3 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	343	329
Parent Entity | Non-performing - Stage 3 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	$ 343	$ 329